RELATED PARTY TRANSACTION (Details Narrative)	12 Months Ended
Jun. 30, 2026 USD ($)
Restructuring Cost and Reserve [Line Items]
Total service agreement value	$ 89,171
Aggregate amount invoiced	50,955
Remaining work to be invoiced upon milestone completion	$ 38,216
Ms. Tao Li [Member]
Restructuring Cost and Reserve [Line Items]
Tao Li's beneficial ownership of the Company's voting securities	18.80%
Tao Li's equity ownership in Hamco Services	80.00%